ACCOUNTS AND NOTES RECEIVABLE, NET	12 Months Ended
Dec. 31, 2024
ACCOUNTS AND NOTES RECEIVABLE, NET
ACCOUNTS AND NOTES RECEIVABLE, NET

5.    ACCOUNTS AND NOTES RECEIVABLE, NET

Accounts and notes receivable and the allowance for doubtful debt consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable	1,903,458	1,845,205
Notes receivable	873	280
Allowance for doubtful debt	(188,356)	(189,501)
	1,715,975	1,655,984

As of December 31, 2023 and 2024, all accounts and notes receivable were due from third party customers. An analysis of the allowance for doubtful debt was as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	99,620	134,569	188,356
Additional provision charged to expense	34,949	54,512	106,283
Write-off of accounts receivable	—	(725)	(105,138)
Balance at the end of the year	134,569	188,356	189,501